Risk Management and Fair Values - Schedule of Remaining Contractual Maturity for its Non-Derivative Financial Liabilities (Details)	Mar. 31, 2025 USD ($)
Schedule of Remaining Contractual Maturity for its Non-Derivative Financial Liabilities [Line Items]
Bank loans and long-term related party payable	$ 1,875,355
Lease liability	499,515
Trade and other payables	1,946,266
Income tax payable	105,058
Related parties payables	1,313
Total	4,427,507
Within 1 year [Member]
Schedule of Remaining Contractual Maturity for its Non-Derivative Financial Liabilities [Line Items]
Bank loans and long-term related party payable	371,558
Lease liability	493,103
Trade and other payables	1,946,266
Income tax payable	105,058
Related parties payables	1,313
Total	2,917,298
Over 1 year [Member]
Schedule of Remaining Contractual Maturity for its Non-Derivative Financial Liabilities [Line Items]
Bank loans and long-term related party payable	1,503,797
Lease liability	6,412
Trade and other payables
Income tax payable
Related parties payables
Total	$ 1,510,209